Income Taxes (Details 3) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Uncertain tax position
Uncertain tax position, beginning balance	$ 785,372	$ 695,292	$ 584,292
Gross increases - accrued interest in current period		92,591	91,511		$ 87,249
Exchange rate translation, increase			19,489
Exchange rate translation, decrease	(45,306)	(2,511)
Uncertain tax position, ending balance	$ 827,315	$ 785,372	$ 695,292
PRC
Uncertain tax position
Statue of limitations, computational errors	3 years
Statue of limitations, special circumstances	5 years
Threshold of underpayment of tax liability for statute of limitations extended to five years | ¥				¥ 0.1
Statue of limitations, related party transaction	10 years
Statue of limitations, tax evasion	0 years